--------------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             Frederick B. Whittemore
  CHAIRMAN OF THE BOARD     DIRECTOR
Warren J. Olsen             James W. Grisham
  PRESIDENT AND DIRECTOR    VICE PRESIDENT
John D. Barrett II          Harold J. Schaaff, Jr.
  DIRECTOR                  VICE PRESIDENT
Gerard E. Jones             Joseph P. Stadler
  DIRECTOR                  VICE PRESIDENT
Andrew McNally, IV          Valerie Y. Lewis
  DIRECTOR                  SECRETARY
Samuel T. Reeves            Karl Hartmann
  DIRECTOR                  ASSISTANT SECRETARY
Fergus Reid                 James R. Rooney
  DIRECTOR                  TREASURER
Frederick O. Robertshaw     Joanna M. Haigney
  DIRECTOR                  ASSISTANT TREASURER

--------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                       INTERNATIONAL SMALL CAP PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

LETTER TO SHAREHOLDERS
-------

The International Small Cap Portfolio seeks long-term capital appreciation by investing primarily in the common stocks of non-U.S. issuers. The Portfolio applies a disciplined bottom-up value approach to identify and invest in small capitalization companies which are both attractive businesses and available at cheap prices. A market capitalization cut-off of U.S. $500 million is used as our definition of "small."

The total return of the Portfolio for the nine month period ended September 30, 1995 was 5.62% as compared to 6.88% for the Morgan Stanley Capital International
(MSCI) EAFE Index for the same period. Total return for the twelve months ended September 30, 1995 and the average annual total return for the period from inception on December 15, 1992 through September 30, 1995 were -0.11% and 19.13%, respectively, compared to 5.79% and 16.29% for the MSCI EAFE Index for the same periods.

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX(1)
-------------------------------------------

                                        TOTAL RETURNS(2)
                           ------------------------------------------
                                                         AVERAGE
                                                       ANNUAL SINCE
                              YTD        ONE YEAR       INCEPTION
                           ----------  ------------  ----------------
PORTFOLIO................       5.62%        -0.11%         19.13%
INDEX....................       6.88          5.79          16.29

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australia and the Far East (assumes dividends reinvested net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The key feature of the quarter was clearly the move by the Bank of Japan to cut interest rates in response to a reduction by the U.S. Federal Reserve and a cripplingly strong yen. In conjunction with persistent buying of dollars, an injection of liquidity and an economy boosting special budget, this had the required effect of weakening the yen and convincing foreign investors that the Japanese authorities recognize Japan's plight and intend to take more substantial action.

The Portfolio's relative performance over the third quarter was something of a roller coaster reflecting both the divergent performance between small caps and large caps (as represented by the EAFE Index) and the dominant impact of the Japanese market. Underperformance in July was reversed by strong outperformance in August followed by a weak relative return in September. The very low weighting in Japan, reflecting our concerns over the lack of quality value investments among Japanese small caps, was a clear negative. By the end of the quarter, however, the benefit of being underweight the weak yen, aided by the Portfolio's yen hedge, offset the impact of the strong rally in the Japanese market. Stock selection in Australia, the Netherlands and U.K. contributed positively to performance but was not sufficient to offset weak performance in Switzerland where Swiss large caps (financials and pharmaceuticals) dominated. The Portfolio benefitted from its underweighting of the weak South East Asian markets. Notable performers over the quarter were Country Road, Burswood, Zellweger, The 600 Group and Ahrend.

Portfolio activity over the quarter was moderate. The strong outperformance from a number of the holdings during August led us to top-slice some of these profits in September -- primarily Bobst and Zellweger in Switzerland and BRL Hardy and Burswood in Australia. This proved timely and the proceeds were used to establish positions in Edipresse, E.R.G. and Bucher. Edipresse enjoys a monopoly position in newspaper and magazine publishing in the French speaking region of Switzerland; E.R.G., listed in Australia, is one of the world's leaders in automated fare collection systems; and Bucher is a Swiss engineering company with leading market shares in agricultural and municipal machinery.

Looking forward, we anticipate no major changes to the Portfolio's geographic mix. This is purely a product of bottom-up stock selection and the majority of the new research ideas coming through in our value screens remain in Continental Europe. A recent trip to Japan did not change our stance that quality business franchises on value multiples are few and far between in this market. Among domestic franchises, where the majority of smaller companies lie, management remains pessimistic in their outlook and continue to strive to cut costs and reduce staff numbers where possible. There is, however, far greater recognition of the inevitability of many smaller companies going to the wall and the psychological impact of reduced job security/rising unemployment on a nation accustomed to the reverse. These trends preclude the strong bounce in domestic consumption anticipated by some foreign investors but at least local recognition of the extent of Japan's difficulties together with recent Bank of Japan/political intervention provide us with moderately more optimism than previously. We will continue to focus our research effort on finding companies that are clear survivors/beneficiaries of the ongoing shake out in corporate Japan.

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1995

                                                             VALUE
    SHARES                                                   (000)
---------------                                            ----------
COMMON STOCKS (90.4%)
 AUSTRALIA (8.2%)
         86,360   Arnotts Ltd.                             $      604
        547,906   Auspine Ltd.                                  1,946
        990,079   Bains Harding Ltd.                              284
      1,809,667   BRL Hardy Ltd.                                2,393
        140,833   BRL Hardy Ltd. (New)                            186
      1,958,100   Burswood Property Trust                       2,501
      2,351,732   Country Road Ltd.                             3,288
      1,850,000   E.R.G. Ltd.                                   2,307
      3,099,000   McPherson's Ltd.                                281
      5,342,529   Parbury Ltd.                                  2,100
      1,721,500   Solution 6 Holdings Ltd.                        976
                                                           ----------
                                                               16,866
                                                           ----------
 DENMARK (1.7%)
        107,000   SYD-Sonderjylland Holdings                    3,552
                                                           ----------
 FINLAND (2.6%)
        125,000   Amer-Yhtymae Oy, Class A                      2,397
        180,000   Hartwall Oy, Class A                          2,946
                                                           ----------
                                                                5,343
                                                           ----------
 FRANCE (9.0%)
         72,000   Dauphin O.T.A.                                3,582
          5,400   De Dietrich et Compagnie                      2,687
         31,150   Europeene de Propulsion S.A.                  1,905
          8,100   Galeries Layfayette                           2,591
         24,500   Precision Mecaniques Labinal S.A.             3,771
         91,756   Sediver S.A.                                  3,801
                                                           ----------
                                                               18,337
                                                           ----------
 GERMANY (6.5%)
         17,100   Duerr Beteiligungs AG                         5,630
         10,688   Sinn AG                                       2,476
         20,000   Varta AG                                      4,255
          2,210   Vossloh AG                                      863
                                                           ----------
                                                               13,224
                                                           ----------
 HONG KONG (1.6%)
      5,200,000   Pico Far East Holdings Ltd.                     518
      1,872,000   Tungtex Holdings Co., Ltd.                      211
      5,862,000   Vitasoy International Holdings Ltd.           2,464
                                                           ----------
                                                                3,193
                                                           ----------
 IRELAND (2.1%)
      1,070,000   Avonmore Foods plc, Class A                   2,420
        692,472   Green Property plc                            1,902
                                                           ----------
                                                                4,322
                                                           ----------
 ITALY (2.4%)
      1,067,200   Editoriale L'Expresso S.p.A.                  1,918
        621,600   Unicem Di Risp (NCS)                          2,031

                                                             VALUE
    SHARES                                                   (000)
---------------                                            ----------
         81,000   Vincenzo Zucchi S.p.A.                   $      402
        212,500   Vincenzo Zucchi S.p.A. (NCS)                    494
                                                           ----------
                                                                4,845
                                                           ----------
 JAPAN (8.5%)
         15,000   Daikin Manufacturing Ltd.                       254
        231,000   Foster Electric Co., Ltd.                     1,224
        707,000   Japan Oil Transportation                      3,640
        213,000   Japan Vilene Co., Ltd.                        1,290
         99,000   Kansei Corp.                                    779
         93,000   Kirin Beverage Corp.                          1,437
        124,000   Nifco, Inc.                                   1,527
        452,000   Toc Co.                                       4,344
        442,000   Tokai Senko K.K.                              1,647
        170,000   Toyoda Gosei Co.                              1,196
                                                           ----------
                                                               17,338
                                                           ----------
 NETHERLANDS (7.8%)
         62,600   Ahrend Groep N.V.                             2,230
         23,575   Hollandsche Beton Groep N.V.                  3,551
         28,885   Industriemij Welna N.V.                         848
        141,000   Koninklijke Van Ommeren N.V.                  4,495
         36,000   Konin Nijverdal - Ten Carte N.V.              1,778
          8,802   Polynorm N.V.                                   930
         49,000   Randstad Holdings N.V.                        2,104
                                                           ----------
                                                               15,936
                                                           ----------
 NEW ZEALAND (1.9%)
        645,592   Fisher & Paykel Industries Ltd.               1,997
      1,338,000   Whitcoulls Group Ltd.                         1,955
                                                           ----------
                                                                3,952
                                                           ----------
 NORWAY (0.8%)
         11,500   Adelsten, Class B                             1,191
        228,020   Oceanor                                         508
                                                           ----------
                                                                1,699
                                                           ----------
 SPAIN (5.0%)
        334,000   Asturiana del Zinc S.A.                       3,431
         77,417   Bodegas y Bebidas S.A.                        2,035
         15,423   Bodegas y Bebidas S.A. (New)                    405
         85,600   Gas y Electricidad S.A.                       4,292
                                                           ----------
                                                               10,163
                                                           ----------
 SWITZERLAND (16.4%)
          3,860   Bobst AG (Bearer)                             5,943
          3,090   Bucher Holdings AG (Bearer)                   2,085
          8,300   Edipresse S.A. (Bearer)                       2,416
          8,400   Elco Looser Holding AG (Registered)           3,306
          3,400   Hero AG (Bearer)                              1,632

                                                             VALUE
    SHARES                                                   (000)
---------------                                            ----------
 SWITZERLAND (CONTINUED)
            995   Kouni Reisen Holdings, Class B
                   (Registered)                            $    1,588
          2,750   LEM Holdings AG                               1,047
          6,300   Magazine Globus (Participating
                   Certificates)                                4,142
          5,850   Porst Holding AG (Bearer)                     1,154
            590   Schweizerische Industrie-Gesellschaft
                   Holdings (Bearer)                            1,240
          4,400   Schweizerische Industrie-Gesellschaft
                   Holdings (Registered)                        4,719
          4,250   Von Moos Holding AG (Bearer)                    493
          4,160   Zellweger Luwa AG (Bearer)                    3,814
                                                           ----------
                                                               33,579
                                                           ----------
 UNITED KINGDOM (15.9%)
      4,502,198   Anglo Irish Bank Corp. plc (British
                   Pound Shares)                                4,277
        559,500   Asprey plc                                      955
         31,700   Bespak plc                                      161
        895,000   Blagden Industries plc                        2,192
        584,000   Bluebird Toys plc                             2,215
      1,127,800   BSM Group plc                                 2,905
      3,790,000   Casket plc                                      464
        214,300   Church & Co. plc                              1,497
      2,540,850   Donelon Tyson plc                                --
        952,000   GEI International plc                         2,016
        212,000   Hadleigh Industries Group plc                   536
        390,000   Hornby Group plc                                918
        210,000   International Business Communications
                   (Holdings) plc                               1,105
        877,294   John Mowlem & Co. plc                           859
        206,335   Mallett plc                                     238
      1,637,405   Matthews (Bernard) plc                        2,665
      2,659,393   Pentos plc                                       --
        345,526   Perry Group plc                                 890
      1,600,000   Shandwick plc                                   872
        691,000   Sketchley plc                                 1,365
      1,600,000   The 600 Group plc                             3,388
        275,000   Tibbett & Britten Group plc                   2,033
        541,700   Waterman Partnership Holdings plc               419
     35,365,100   YRM plc                                         559
                                                           ----------
                                                               32,529
                                                           ----------
TOTAL COMMON STOCKS (Cost $184,610)                           184,878
                                                           ----------
PREFERRED STOCKS (3.4%)
 GERMANY (3.4%)
         38,300   Berentzen-Gruppe AG                           1,029
          2,400   Jil Sander AG                                 1,861
          7,745   Shaerf AG                                     1,491
          9,700   Spar Handels AG                               2,430
                                                           ----------
TOTAL PREFERRED STOCKS (Cost $6,767)                            6,811
                                                           ----------
    NO. OF                                                   VALUE
   WARRANTS                                                  (000)
---------------                                            ----------
WARRANTS (0.0%)
 HONG KONG (0.0%)
        452,000   Pico Far East Holdings Ltd, expiring
                   4/30/96                                 $        2
 SWITZERLAND (0.0%)
          4,600   Zellweger Luwa AG, expiring 5/21/97              40
                                                           ----------
TOTAL WARRANTS (Cost $0)                                           42
                                                           ----------

     FACE
    AMOUNT
     (000)
---------------

CONVERTIBLE DEBENTURES (0.1%)
 ITALY (0.1%)
    IL  518,000   Mediobanca S.p.A. 5.50%, 1/01/00 (Cost
                   $328)                                          291
                                                           ----------
TOTAL FOREIGN INVESTMENTS (93.9%) (Cost $191,705)             192,022
                                                           ----------
SHORT-TERM INVESTMENT (2.7%)
 REPURCHASE AGREEMENT (2.7%)
$         5,490   Chase Manhattan Bank, N.A., 6.00%,
                   dated 9/29/95, due 10/02/95, to be
                   repurchased at $5,493, collateralized
                   by 4,795 United States Treasury Bonds,
                   8.125%, due 8/15/19, valued at $5,604
                   (Cost $5,490)                                5,490
                                                           ----------
FOREIGN CURRENCY (4.1%)
L       859       British Pound                                 1,357
DM    5,253       Deutsche Mark                                 3,676
HK$     127       Hong Kong Dollar                                 16
Y   325,224       Japanese Yen                                  3,284
                                                           ----------
TOTAL FOREIGN CURRENCY (Cost $8,503)                            8,333
                                                           ----------
TOTAL INVESTMENTS (100.7%) (Cost $205,698)                    205,845
                                                           ----------
OTHER ASSETS AND LIABILITIES (-0.7%)
 Other Assets                                                   1,845
 Liabilities                                                   (3,181)
                                                           ----------
                                                               (1,336)
                                                           ----------
NET ASSETS (100%)                                          $  204,509
                                                           ----------
                                                           ----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 12,819,877 outstanding $.001 par value
  shares (authorized 500,000,000 shares)                   $    15.95
                                                           ----------
                                                           ----------

------------------------------
NCS -- Non Convertible Shares
IL  -- Italian Lira